INCOME TAX EXPENSE - Income (loss) from domestic and foreign components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before income tax
Loss from PRC entities	$ (1,630,999)	$ (2,605,951)	$ (2,975,393)
Loss from overseas entities	(16,276,274)	(30,835,713)	(14,279,569)
Loss before income tax	$ (17,907,273)	$ (33,441,664)	$ (17,254,962)